EMPLOYEE BENEFIT PLANS - Estimated payment of future benefits (Details) $ in Millions	Dec. 31, 2025 COP ($)
Pension Benefits | 2026
EMPLOYEE BENEFIT PLANS
Estimated payment of future benefits	$ 15,425
Pension Benefits | 2027
EMPLOYEE BENEFIT PLANS
Estimated payment of future benefits	15,356
Pension Benefits | 2028
EMPLOYEE BENEFIT PLANS
Estimated payment of future benefits	15,302
Pension Benefits | 2029
EMPLOYEE BENEFIT PLANS
Estimated payment of future benefits	14,996
Pension Benefits | 2030
EMPLOYEE BENEFIT PLANS
Estimated payment of future benefits	14,588
Pension Benefits | 2031 to 2035
EMPLOYEE BENEFIT PLANS
Estimated payment of future benefits	64,604
Other benefits | 2026
EMPLOYEE BENEFIT PLANS
Estimated payment of future benefits	107,959
Other benefits | 2027
EMPLOYEE BENEFIT PLANS
Estimated payment of future benefits	93,809
Other benefits | 2028
EMPLOYEE BENEFIT PLANS
Estimated payment of future benefits	107,480
Other benefits | 2029
EMPLOYEE BENEFIT PLANS
Estimated payment of future benefits	101,081
Other benefits | 2030
EMPLOYEE BENEFIT PLANS
Estimated payment of future benefits	101,310
Other benefits | 2031 to 2035
EMPLOYEE BENEFIT PLANS
Estimated payment of future benefits	$ 541,849